Pensions and other post-employment benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	£ 898	£ 634
Non-current provisions for employee benefits	(1,864)	(2,340)	£ (2,579)
Pension schemes in surplus | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	898	634	229
Pensions & other post employment benefits | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(1,001)	(1,397)	(1,585)
Pensions & other post employment benefits | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (863)	£ (943)	£ (994)